Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.05819%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,575,939.47

Principal:
Principal Collections	$25,553,223.16
Prepayments in Full	$12,827,529.11
Liquidation Proceeds	$450,931.94
Recoveries	$81,642.95
Sub Total	$38,913,327.16
Collections	$42,489,266.63

Purchase Amounts:
Purchase Amounts Related to Principal	$149,579.69
Purchase Amounts Related to Interest	$779.24
Sub Total	$150,358.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,639,625.56

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,639,625.56
Servicing Fee	$798,748.63	$798,748.63	$0.00	$0.00	$41,840,876.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,840,876.93
Interest - Class A-2a Notes	$29,267.98	$29,267.98	$0.00	$0.00	$41,811,608.95
Interest - Class A-2b Notes	$20,202.96	$20,202.96	$0.00	$0.00	$41,791,405.99
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$39,014,880.99
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$38,629,034.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,629,034.32
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$38,388,192.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,388,192.82
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,388,192.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,388,192.82
Regular Principal Payment	$36,439,538.44	$36,439,538.44	$0.00	$0.00	$1,948,654.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,948,654.38
Residual Released to Depositor	$0.00	$1,948,654.38	$0.00	$0.00	$0.00
Total		$42,639,625.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,439,538.44
Total					$36,439,538.44

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$6,503,994.92	$20.11	$29,267.98	$0.09	$6,533,262.90	$20.20
Class A-2b Notes	$6,637,755.75	$20.11	$20,202.96	$0.06	$6,657,958.71	$20.17
Class A-3 Notes	$23,297,787.77	$35.66	$2,776,525.00	$4.25	$26,074,312.77	$39.91
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,439,538.44	$19.78	$3,452,684.11	$1.87	$39,892,222.55	$21.65

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$6,503,994.92	0.0201144	$0.00	0.0000000
Class A-2b Notes	$6,637,755.75	0.0201144	$0.00	0.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$630,002,212.23	0.9643383
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$851,881,750.67	0.4624539	$815,442,212.23	0.4426723

Pool Information
Weighted Average APR	4.795%	4.810%
Weighted Average Remaining Term	41.69	40.94
Number of Receivables Outstanding	34,872	34,040
Pool Balance	$958,498,356.05	$918,772,724.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$888,723,726.94	$852,284,188.50
Pool Factor	0.4793741	0.4595062

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$66,488,535.72
Targeted Overcollateralization Amount	$103,330,511.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,330,511.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$744,367.93
(Recoveries)		69	$81,642.95
Net Loss for Current Collection Period			$662,724.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8297%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4223%
Second Prior Collection Period			0.2940%
Prior Collection Period			0.5259%
Current Collection Period			0.8473%
Four Month Average (Current and Prior Three Collection Periods)			0.5224%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,878	$11,642,077.01
(Cumulative Recoveries)			$1,517,621.53
Cumulative Net Loss for All Collection Periods			$10,124,455.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5064%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,199.19
Average Net Loss for Receivables that have experienced a Realized Loss			$5,391.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	253	$9,176,973.72
61-90 Days Delinquent	0.19%	41	$1,788,382.45
91-120 Days Delinquent	0.05%	11	$478,217.06
Over 120 Days Delinquent	0.09%	18	$818,528.22
Total Delinquent Receivables	1.33%	323	$12,262,101.45

Repossession Inventory:
Repossessed in the Current Collection Period		22	$804,173.26
Total Repossessed Inventory		37	$1,554,081.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2207%
Prior Collection Period			0.2294%
Current Collection Period			0.2056%
Three Month Average			0.2186%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3358%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$3,829,296.19
2 Months Extended	139	$5,735,483.80
3+ Months Extended	44	$1,736,791.38

Total Receivables Extended	282	$11,301,571.37
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer